Document and Entity Information	3 Months Ended
Mar. 31, 2014
Document And Entity Information
Entity Registrant Name	Teletronics International, Inc.
Entity Central Index Key	0001612624
Document Type	Other
Document Period End Date	Mar. 31, 2014
Amendment Flag	true
Amendment Description

Explanatory Note

This registration statement on Form 10, and amendments thereto, (the “Registration Statement”) is being filed by Teletronics International, Inc. (“Teletronics”, the “Company,” “we,” “us,” or “our”) in order to register common stock of the Company voluntarily pursuant to Section 12(g) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). The Company is not required to file this Registration Statement pursuant to the Securities Act of 1933, as amended (the “Securities Act”). Once this registration statement is deemed effective, we will be subject to the requirements of Regulation 13A under the Exchange Act, which will require us to file annual reports on Form 10-K, quarterly reports on Form 10-Q and current reports on Form 8-K, and we will be required to comply with all other obligations of the Exchange Act applicable to issuers filing registration statements pursuant to Section 12(g) of the Exchange Act. The registration statement, including exhibits, may be inspected without charge at the SEC’s principal office in Washington, D.C., and copies of all or any part thereof may be obtained from the Public Reference Section, Securities and Exchange Commission, 100 F Street, NW, Washington, D.C. 20549 upon payment of the prescribed fees. You may obtain information on the operation of the Public Reference Room by calling the SEC at l.800.SEC.0330. The SEC maintains a Website that contains reports, proxy and information statements and other information regarding registrants that file electronically with it. The address of the SEC’s Website is http://www.sec.gov.

Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company